Expense Example, No Redemption - Western Asset Short-Term Bond Fund	May 01, 2021 USD ($)
Class A
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 296
Expense Example, No Redemption, 3 Years	453
Expense Example, No Redemption, 5 Years	624
Expense Example, No Redemption, 10 Years	1,120
Class C1
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	105
Expense Example, No Redemption, 3 Years	328
Expense Example, No Redemption, 5 Years	569
Expense Example, No Redemption, 10 Years	1,260
Class I
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	44
Expense Example, No Redemption, 3 Years	158
Expense Example, No Redemption, 5 Years	282
Expense Example, No Redemption, 10 Years	644
Class R
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	113
Expense Example, No Redemption, 3 Years	573
Expense Example, No Redemption, 5 Years	1,059
Expense Example, No Redemption, 10 Years	2,401
Class C
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,769
Class IS
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	42
Expense Example, No Redemption, 3 Years	132
Expense Example, No Redemption, 5 Years	230
Expense Example, No Redemption, 10 Years	$ 517